Basis of Presentation and General Information (Predecessor) (Details)	7 Months Ended	9 Months Ended
	Nov. 29, 2021 Subsidiary $ / shares shares	Dec. 31, 2021 Subsidiary	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Apr. 15, 2021 $ / shares shares	Apr. 14, 2021 $ / shares shares
Basis of Presentation and General Information [Abstract]
Common stock, shares authorized | shares	1,000,000,000		1,000,000,000	1,000,000,000		500
Common stock, par value (in dollar per share) | $ / shares	$ 0.01		$ 0.01	$ 0.01		$ 0.01
Number of subsidiaries acquired through spin-off transaction | Subsidiary		3
OceanPal Inc. Predecessors [Member]
Basis of Presentation and General Information [Abstract]
Common stock, shares authorized | shares					500
Common stock, par value (in dollar per share) | $ / shares					$ 0.01
Number of subsidiaries acquired through spin-off transaction | Subsidiary	3